Restricted Cash - Schedule of Restricted Cash and Cash Equivalents (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 309,366	$ 279,093
Insurance premium escrow
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	209,396	194,123
Billboard replacement reserve
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 99,970	$ 84,970